Environmental Liabilities - Summary of Environmental Liabilities (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	$ 38.0	$ 39.9
Current portion	4.5	4.5
Long-term portion	33.5	35.4
The Companys Operation Site [Member]
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	33.7	35.0
Northern Ontario mine sites owned by Old Steelco Inc [Member]
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	$ 4.3	$ 4.9